Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Class I, N Shares | AQR Alternative Risk Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary — AQR Alternative Risk Premia Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Alternative Risk Premia Fund (the “Fund”) seeks positive absolute returns.

		As further described under “Details About the AQR Alternative Risk Premia Fund” in the Fund’s prospectus, a "positive absolute return" seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period of September 19, 2017 through December 31, 2017, the Fund’s portfolio turnover rate was 293% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	293.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year because the Fund commenced operations on September 19, 2017.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year because the Fund commenced operations on September 19, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2019, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by aiming to provide exposure to six separate investment styles (“Styles”): value, momentum, carry, defensive, trend and volatility using both “long” and “short” positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds and currencies. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), futures (including index futures, equity futures, interest rate futures and bond futures), currency futures and forwards, options (including written and purchased options on equities, bonds and equity and bond futures, including futures on indices) and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures and total return swaps) (collectively, the “Instruments”). The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).

The Fund’s exposure to equities includes securities of U.S. and non-U.S. issuers and equity indices representing the United States and non-U.S. countries. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities and sovereign debt issued by other developed countries and bond indices representing such securities. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies.

The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.

The Styles employed by the Fund are:

Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price-to-earnings and price-to-book ratios for selecting stocks.

Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.

Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.

Defensive: Defensive strategies favor investments with low-risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low-risk, high-quality assets and sell high-risk, low-quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.

Trend: Trend strategies favor investments that have been following an identified positive or negative trend, seeking to capture the tendency of an asset’s price trend to continue in the near future. The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity index, bond and currency Instruments. The Fund will seek to have a long position in an asset that has recently exhibited a positive price trend, and to have a short position in an asset that has recently exhibited a negative price trend. The Fund may have both long and short positions in different assets depending on their respective price trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.

Volatility: Volatility strategies seek to capture the volatility risk premium across equity index and bond Asset Groups by selling (i.e., writing) call and put options to buyers seeking financial insurance. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the Instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the Instrument underlying the call or put option). The Fund may sell both American-style and European-style options. European-style options can be exercised only at expiration, as opposed to American-style options, which can be exercised at any time prior to the option’s expiration. The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells. The Fund will seek to sell options that appear “expensive” based on the Adviser’s proprietary quantitative models.

The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all six Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Risk allocations to the Volatility Style will be based on estimated losses in periods of extreme price movements (up or down) in equity or bond markets. Notwithstanding its expected lower notional allocation in comparison to the other Styles, the Volatility Style may result in large Fund losses during such periods. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or to refrain from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holdings periods, wash sales and tax straddles.

The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to experience greater volatility. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser, on average, will target an annualized volatility level for the Fund of 8%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 6% and 10%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

If derivative Instruments and Instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover.

		A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short-term investment funds and/or U.S. Government securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund.

Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts  as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (S&P Global Ratings (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts, options (both written and purchased) and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s  skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s  inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser  from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser  may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, recent SEC rule amendments require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. These rule amendments may impact the Fund’s use of prime money market mutual funds for capital preservation purposes.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps, options and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

New Fund Risk: The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.
  Purchased Options: When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a call or put option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
  Written Options: By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

  By writing call and put options on underlying instruments, the returns of the options writing strategy will be determined by the performance of the underlying instrument. If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Fund, the Fund may incur losses. Increases in implied volatility of options may cause the value of an option to increase, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s NAV. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s option writing strategy may not perform as anticipated. Prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including issuer-specific factors.

  Seeking to capture volatility risk premium by writing options to buyers seeking financial insurance presents heightened risk of loss. The Fund could experience a sudden, significant permanent loss due to dramatic movements in financial markets, which far exceed the premiums received for writing the options. Moreover, the losses would impact then-current shareholders who may differ from shareholders who benefitted from the positive impact of the option-writing program.
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

		Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aqr.com
Class I, N Shares | AQR Alternative Risk Premia Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on short sales	rr_Component1OtherExpensesOverAssets	1.25%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.61%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.79%	[5]
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	$ 948
Class I, N Shares | AQR Alternative Risk Premia Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on short sales	rr_Component1OtherExpensesOverAssets	1.25%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	1.00%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.04%	[5]
1 Year	rr_ExpenseExampleYear01	$ 307
3 Years	rr_ExpenseExampleYear03	$ 1,099

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year because the Fund commenced operations on September 19, 2017.
[2]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.
[3]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[4]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses) at no more than 1.40% for Class I Shares and 1.65% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2019. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the disinterested Trustees of the Trust. The Adviser may recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month in which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the aggregate operating expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.
[5]	Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements are 1.54% for Class I Shares and 1.79% for Class N Shares if dividends on short sales are not included.